Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of Useful Lives of Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	8 years
Office and electric equipment	3–5 years

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2020	September 30, 2019
Period-end spot rate	US$1=RMB 6.8033	US$1=RMB 7.1383
Average rate	US$1=RMB7.0066	US$1=RMB 6.8767